Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.5%
7,793	iShares 20+ Year Treasury Bond ETF	$ 1,272,285	1 .9
37,581	iShares Core S&P Small-Cap ETF	2,639,313	4 .1
4,794	iShares iBoxx Investment Grade Corporate Bond ETF	645,800	1 .0
20,906	Schwab U.S. TIPS ETF	1,288,437	2 .0
28,139	Vanguard Value ETF	2,940,807	4 .5

	Total Exchange-Traded Funds
	(Cost $8,189,940)	8,786,642	13 .5

MUTUAL FUNDS: 86.8%
	Affiliated Investment Companies: 86.8%
266,079	Voya Global Bond Fund - Class R6	2,594,268	4 .0
1,094,101	Voya High Yield Bond Fund - Class R6	8,457,401	13 .0
1,202,471	Voya Intermediate Bond Fund - Class R6	12,890,485	19 .9
58,678	Voya Large-Cap Growth Fund - Class R6	3,283,636	5 .1
315,050	Voya Limited Maturity Bond Portfolio - Class I	3,222,962	5 .0
42,729	Voya MidCap Opportunities Portfolio - Class I	657,174	1 .0
127,035	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,638,757	2 .5
71,089	Voya Multi-Manager International Equity Fund - Class I	818,943	1 .3
192,094	Voya Multi-Manager International Factors Fund - Class I	1,788,396	2 .8
79,666	Voya Multi-Manager Mid Cap Value Fund - Class I	656,448	1 .0
65,801	Voya Strategic Income Opportunities Fund - Class R6	646,164	1 .0
398,043	Voya U.S. Bond Index Portfolio - Class I	4,509,828	7 .0
308,435	Voya U.S. High Dividend Low Volatility Fund - Class R6	3,593,265	5 .5
668,994	Voya U.S. Stock Index Portfolio - Class I	11,479,938	17 .7

	Total Mutual Funds
	(Cost $51,114,381)	56,237,665	86 .8

	Total Investments in Securities (Cost $59,304,321)	$ 65,024,307	100 .3
	Liabilities in Excess of Other Assets	(206,414)	(0 .3)
	Net Assets	$ 64,817,893	100 .0

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,786,642	$–	$–	$8,786,642
Mutual Funds	56,237,665	–	–	56,237,665
Total Investments, at fair value	$65,024,307	$–	$–	$65,024,307

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$3,241,151	$402,938	$(3,711,595)	$67,506	$-	$51,704	$(464,147)	$-
Voya Global Bond Fund - Class R6	2,567,714	421,475	(432,864)	37,943	2,594,268	89,076	(9,040)	-
Voya High Yield Bond Fund - Class R6	3,898,622	5,268,033	(911,258)	202,004	8,457,401	263,717	(41,312)	-
Voya Intermediate Bond Fund - Class R6	9,563,658	5,653,056	(2,734,365)	408,136	12,890,485	298,665	3,093	-
Voya Large Cap Value Portfolio - Class I	3,916,299	712,617	(3,645,458)	(983,458)	-	-	345,381	-
Voya Large-Cap Growth Fund - Class R6	3,274,381	453,816	(887,867)	443,306	3,283,636	-	21,437	-
Voya Limited Maturity Bond Portfolio - Class I	4,460,609	1,296,138	(2,514,182)	(19,603)	3,222,962	56,589	28,775	-
Voya MidCap Opportunities Portfolio - Class I	644,203	133,322	(181,404)	61,053	657,174	831	6,355	33,680
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,002,473	1,043,745	(1,423,810)	16,349	1,638,757	-	(193,783)	-
Voya Multi-Manager International Equity Fund - Class I	-	776,266	(155,407)	198,084	818,943	-	15,735	-
Voya Multi-Manager International Factors Fund - Class I	2,949,858	775,352	(2,069,606)	132,792	1,788,396	-	(352,030)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	647,661	229,157	(163,546)	(56,824)	656,448	-	(33,729)	-
Voya Small Company Portfolio - Class I	1,307,157	322,689	(1,650,368)	20,522	-	-	(323,957)	-
Voya Strategic Income Opportunities Fund - Class R6	3,205,606	409,912	(2,944,768)	(24,586)	646,164	55,578	(139,511)	-
Voya U.S. Bond Index Portfolio - Class I	4,442,959	1,093,024	(1,161,652)	135,497	4,509,828	86,578	29,880	22,802
Voya U.S. High Dividend Low Volatility Fund - Class R6	3,575,507	856,825	(637,249)	(201,818)	3,593,265	36,930	(37,249)	-
Voya U.S. Stock Index Portfolio - Class I	7,216,408	9,514,521	(5,868,982)	617,991	11,479,938	29,157	(519,597)	427,898
	$56,914,266	$29,362,886	$(31,094,381)	$1,054,894	$56,237,665	$968,825	$(1,663,699)	$484,380

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $60,493,829.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,754,038
Gross Unrealized Depreciation	(1,223,560)
Net Unrealized Appreciation	$4,530,478